BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Subsidiary ownership percentage	100.00%
Subsidiary 1
Statement [Line Items]
Subsidiary name	Gold Canyon Resources Inc.
Subsidiary place of incorporation	Northwestern Ontario, Canada
Subsidiary ownership percentage	100.00%
Subsidiary 2
Statement [Line Items]
Subsidiary name	Coastal Gold Corp.
Subsidiary place of incorporation	Newfoundland, Canada
Subsidiary ownership percentage	100.00%
Subsidiary 3
Statement [Line Items]
Subsidiary name	Cameron Gold Operations Ltd.
Subsidiary place of incorporation	Northwestern Ontario, Canada
Subsidiary ownership percentage	100.00%
Subsidiary 4
Statement [Line Items]
Subsidiary name	Clifton Star Resources Inc.
Subsidiary place of incorporation	Québec, Canada
Subsidiary ownership percentage	100.00%